EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2019
EMPLOYEE BENEFIT PLANS
Schedule of changes in actuarial liabilities

Balance at December 31, 2017	351,263
Interest on employee benefits	35,920
Actuarial loss	69,305
Benefits paid in the year	(26,061)
Balance at December 31, 2018	430,427
Business combination with Fibria (1)	147,877
Interest on employee benefits	44,496
Actuarial loss	147,640
Benefits paid in the year	(34,261)
Balance on December 31, 2019	736,179
1)	Business combination with Fibria its subsidiaries held on January 3, 2019, Note 1.2.1.

Schedule of key actuarial economic and biometric assumptions used in the calculations of liability

	December 31,	December 31,
	2019	2018
Discount rate – medical assistance and life insurance	3.56% p.a.	4.91% p.a.
Medical cost growth rate above basic inflation	3.25% p.a.	3.25% p.a.
Economic inflation	3.50% p.a.	4.00% p.a.
Biometric table of general mortality	AT-2000	AT-2000
Biometric table of mortality of disable persons	IAPB 57	IAPB 57
Retirement age	65 years	65 years
Family composition	90% married Men 4 years + old	90% married Men 4 years + old
Turnover	1.00% p.a.	1.00% p.a.
Permanency in the plan	100%	100%
Aging factor	0 to 24 years: 1.50% p.a 25 to 54 years: 2.50% p.a 55 to 79 years: 4.50% p.a Above 80 years: 2.50% p.a	0 to 24 years: 1.50% p.a 25 to 54 years: 2.50% p.a 55 to 79 years: 4.50% p.a Above 80 years: 2.50% p.a

Summary of sensitivity analysis of actuarial liabilities

The Company made the sensitivity analysis regarding the relevant assumptions of the plans on December 31, 2019, as set forth below:

Relevant assumptions	Changes in premise	Increase in premisse	Decrease in premisse
Discount rate	0.50%	Decrease of 4.88%	Increase of 8.56%
Medical costs growth rate	0.50%	Increase of 8.27%	Decrease of 5.60%
Mortality	1.00%	Increase of 7.23%	Decrease of 4.40%
Estimated inflation rate	0.50%	No change	No change

Schedule of expected benefit obligation payments for future years

Medical
assistance and
Payments	life insurance
2020	31,458
2021	32,701
2022	33,864
2023	35,014
2024	36,122
2025 on onwards	194,145